Investment Risks - North Capital Treasury Money Market Fund	Aug. 28, 2026
Stable NAV Risk [Member]
Prospectus [Line Items]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

Interest Rate Risk [Member]
Prospectus [Line Items]
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Interest Rate Risk. Increases in interest rates adversely affects the Fund’s yield relative to prevailing market rates and the market value of its securities or instruments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Market Risk [Member]
Prospectus [Line Items]
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Market Risk. Overall market risks may affect the value of the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Management Risk [Member]
Prospectus [Line Items]
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Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The Adviser had not previously managed a mutual fund before launching the fund in 2019.

Credit Risk [Member]
Prospectus [Line Items]
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Credit Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty. In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.

U.S. Government Securities Risk [Member]
Prospectus [Line Items]
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U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. To the extent the Fund invests in securities that are not U.S. Treasuries or repurchase agreements that are not collateralized by U.S. Treasuries, it may be subject to the foregoing risks. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.